Convertible Notes - Schedule of Convertible Notes (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Debt Disclosure [Abstract]
Convertible notes and debenture	$ 1,029,496	$ 1,076,785
Unamortized discounts	(126,667)	(131,893)
Accrued interest	80,101	99,482
Premium, net	574,804	613,003
Convertible notes, net	$ 1,557,734	$ 1,657,377